Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and related disclosures provide information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company pursuant to an SEC-prescribed methodology, which is different from the SEC-prescribed methodology required for the Summary Compensation Table and related disclosures.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(3)	Value of Initial $100 Investment Based On:		Net Income (Thousands $)	Fee-Related Earnings (Thousands $)(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,470,026	$5,470,026	$3,726,697	$6,202,024	$110	$175	$18,695	$166,351
2023	$5,859,411	$5,859,411	$22,451,027(2)	$23,067,310(2)	$77	$135	$12,774	$139,942
2022	$5,395,574	$5,395,574	$7,155,851	$6,605,397	$62	$121	$19,820	$128,513
2021	$4,572,214	$4,572,214	$11,793,807	$10,997,623	$81	$135	$21,482	$120,401

(1)
Our Principal Executive Officer (“PEO”) for fiscal years 2021-2024 is Mr. Sacks. The Non-PEO NEOs reflected in columns (d) and (e) are Mr. Levin (2021-2024), Ms. Bentley (2021-2024), Ms. Buchanan (2021-2024), and Mr. Pollock (2021-2024).

(2)
Excluding the impact of the modification related to the Amended Holdings Award Interests in 2023, the Average Summary Compensation Table Total for Non-PEO NEOs would be $3,578,527, and the Average Compensation Actually Paid to Non-PEO NEOs would be $4,086,731. The Amended Holdings Award Interests do not dilute the Class A common stockholders or impact net cash flows of the Company. Prior to their modification, the Amended Holdings Award Interests were not accounted for as equity awards and therefore there were no valuation assumptions disclosed on the grant date of such awards.

(3)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2021, 2022, 2023 and 2024.

Reconciliation of SCT Total Compensation to CAP for PEO
Fiscal Year	2024	2023	2022	2021
SCT Total	$5,470,026	$5,859,411	$5,395,574	$4,572,214
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$0	$0	$0	$0
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	$0	$0	$0
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0	$0
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$5,470,026	$5,859,411	$5,395,574	$4,572,214

Reconciliation of Average SCT Total Compensation to Average CAP for Non-PEONEOs
Fiscal Year	2024	2023(a)	2022	2021
SCT Total	$3,726,697	$22,451,027	$7,155,851	$11,793,807
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,547,227)	($20,211,097)	($1,702,736)	($5,150,800)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,169,294	$3,205,508	$1,420,195	$2,677,500
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$692,869	$276,406	($380,516)	$0
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$747,590	$17,155,068	$92,403	$1,608,266
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,350,081	$100,338	($51,800)	$0
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$62,720	$90,061	$72,000	$68,850
Compensation Actually Paid	$6,202,024	$23,067,310(a)	$6,605,397	$10,997,623

(a)	Amounts included with respect to the Amended Holdings Award Interests in 2023 are based on the incremental expense associated with such awards and reflected in our financial statements in 2023.
(b)
Excluding the impact of the modification related to the Amended Holdings Award Interests in 2023, the Average Compensation Actually Paid for Non-PEO NEOs would be $4,086,731. The Amended Holdings Award Interests do not dilute the Class A common stockholders or impact net cash flows of the Company.

(4)	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year is the S&P Composite 1500 Financials index.
(5)
Our company-selected measure is Fee-Related Earnings. Fee-Related Earnings is described under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures—Fee-Related Revenue and Fee Related Earnings” in our Annual Report on Form 10-K. For a reconciliation of non-GAAP measures to the corresponding GAAP measures, please see Appendix A: Reconciliation of Non-GAAP Measures.

Company Selected Measure Name	Fee-Related Earnings
Named Executive Officers, Footnote
(1)
Our Principal Executive Officer (“PEO”) for fiscal years 2021-2024 is Mr. Sacks. The Non-PEO NEOs reflected in columns (d) and (e) are Mr. Levin (2021-2024), Ms. Bentley (2021-2024), Ms. Buchanan (2021-2024), and Mr. Pollock (2021-2024).

Peer Group Issuers, Footnote
(4)	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year is the S&P Composite 1500 Financials index.

PEO Total Compensation Amount	$ 5,470,026	$ 5,859,411	$ 5,395,574	$ 4,572,214
PEO Actually Paid Compensation Amount	$ 5,470,026	5,859,411	5,395,574	4,572,214
Adjustment To PEO Compensation, Footnote
(3)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2021, 2022, 2023 and 2024.

Reconciliation of SCT Total Compensation to CAP for PEO
Fiscal Year	2024	2023	2022	2021
SCT Total	$5,470,026	$5,859,411	$5,395,574	$4,572,214
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$0	$0	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$0	$0	$0	$0
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	$0	$0	$0
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	$0	$0
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$5,470,026	$5,859,411	$5,395,574	$4,572,214

Non-PEO NEO Average Total Compensation Amount	$ 3,726,697	22,451,027	7,155,851	11,793,807
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,202,024	23,067,310	6,605,397	10,997,623
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2021, 2022, 2023 and 2024.

Reconciliation of Average SCT Total Compensation to Average CAP for Non-PEONEOs
Fiscal Year	2024	2023(a)	2022	2021
SCT Total	$3,726,697	$22,451,027	$7,155,851	$11,793,807
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,547,227)	($20,211,097)	($1,702,736)	($5,150,800)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,169,294	$3,205,508	$1,420,195	$2,677,500
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$692,869	$276,406	($380,516)	$0
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$747,590	$17,155,068	$92,403	$1,608,266
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,350,081	$100,338	($51,800)	$0
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$62,720	$90,061	$72,000	$68,850
Compensation Actually Paid	$6,202,024	$23,067,310(a)	$6,605,397	$10,997,623

(a)	Amounts included with respect to the Amended Holdings Award Interests in 2023 are based on the incremental expense associated with such awards and reflected in our financial statements in 2023.
(b)
Excluding the impact of the modification related to the Amended Holdings Award Interests in 2023, the Average Compensation Actually Paid for Non-PEO NEOs would be $4,086,731. The Amended Holdings Award Interests do not dilute the Class A common stockholders or impact net cash flows of the Company.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The Company’s Total Shareholder Return was $110, $77, $62 and $81 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The PEO’s CAP was $5,470,026, $5,859,411, $5,395,574 and $4,572,214 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s non-PEO NEOs CAP was $6,202,024, $23,067,310 ($4,086,731 excluding the impact of the modification related to the Amended Holdings Award Interests in 2023), $6,605,397 and $10,997,623 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s Total Shareholder Return increased from 2023 to 2024, while over the same year the CAP to the Company’s PEO decreased and the CAP to the non-PEO NEOs decreased. The Company’s Total Shareholder Return increased from 2022 to 2023, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs increased (decreased when excluding the impact of the modification related to the Amended Holdings Award Interests in 2023). The Company’s Total Shareholder Return decreased from 2021 to 2022, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs decreased.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The Company’s net income was $18.7 million, $12.8 million, $19.8 million and $21.5 million for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The PEO’s CAP was $5,470,026, $5,859,411, $5,395,574 and $4,572,214 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s non-PEO NEOs CAP was $6,202,024, $23,067,310 ($4,086,731 excluding the impact of the modification related to the Amended Holdings Award Interests in 2023), $6,605,397 and $10,997,623 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s net income increased from 2023 to 2024, while over the same year the CAP to the Company’s PEO decreased, and the CAP to the non-PEO NEOs decreased. The Company’s net income decreased from 2022 to 2023, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs increased (decreased when excluding the impact of the modification related to the Amended Holdings Award Interests in 2023). The Company’s net income decreased from 2021 to 2022, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs decreased.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Fee Related Earnings
The Company’s Fee-Related Earnings was $166.4 million, $139.9 million, $128.5 million and $120.4 million for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The PEO’s CAP was $5,470,026, $5,859,411, $5,395,574 and $4,572,214 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s non-PEO NEOs CAP was $6,202,024, $23,067,310 ($4,086,731 excluding the impact of the modification related to the Amended Holdings Award Interests in 2023), $6,605,397 and $10,997,623 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s Fee-Related Earnings increased from 2023 to 2024, while over the same year the CAP to the Company’s PEO decreased, and the CAP to the non-PEO NEOs decreased. The Company’s Fee-Related Earnings increased from 2022 to 2023, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs increased (decreased when excluding the impact of the modification related to the Amended Holdings Award Interests in 2023). The Company’s Fee-Related Earnings increased from 2021 to 2022, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs decreased.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Peer Group Total Shareholder Return
The Company’s Total Shareholder Return was $110, $77, $62 and $81 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively, and the Company’s Peer Group Total Shareholder Return was $175, $135, $121 and $135 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The PEO’s CAP was $5,470,026, $5,859,411, $5,395,574 and $4,572,214 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s non-PEO NEOs CAP was $6,202,024, $23,067,310 ($4,086,731 excluding the impact of the modification related to the Amended Holdings Award Interests in 2023), $6,605,397 and $10,997,623 for the years ended December 31, 2024, 2023, 2022 and 2021, respectively. The Company’s Peer Group Total Shareholder Return
increased from 2023 to 2024, while over the same year the CAP to the Company’s PEO decreased, and the CAP to the non-PEO NEOs decreased. The Company’s Peer Group Total Shareholder Return increased from 2022 to 2023, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs increased (decreased when excluding the impact of the modification related to the Amended Holdings Award Interests in 2023). The Company’s Peer Group Total Shareholder Return decreased from 2021 to 2022, while over the same year the CAP to the Company’s PEO increased, and the CAP to the non-PEO NEOs decreased.

Tabular List, Table
Most Important Financial Performance Measures for Fiscal Year 2024
As described further under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects our performance-based compensation culture. Although the compensation paid to our executives (other than Mr. Sacks) is heavily weighted in favor of equity and carried interest awards to create a direct link between the compensation realized by our NEOs and the interests of our shareholders and our clients, annual bonus awards are made taking into account a number of financial and non-financial performance measures to link executive compensation actually paid for fiscal 2024 to the Company’s performance, and the size of our bonus pool for bonus-eligible employees is determined by our operating results and the amount of incentive fee revenue recognized during the fiscal year. For fiscal 2024, Mr. Sacks was compensated for his services primarily through receipt of base salary and therefore, the CAP to Mr. Sacks was not significantly impacted by financial performance measures. Accordingly, the following are the financial performance measures considered by the Company to link CAP of our NEOs (other than Mr. Sacks) for fiscal 2024 to Company performance:
•	Fee-Related Earnings
•	Adjusted EBITDA
•	Adjusted Net Income
•	Fee-Paying Assets Under Management
•	Fund Performance

Total Shareholder Return Amount	$ 110	77	62	81
Peer Group Total Shareholder Return Amount	175	135	121	135
Net Income (Loss)	$ 18,695,000	$ 12,774,000	$ 19,820,000	$ 21,482,000
Company Selected Measure Amount	166,351,000	139,942,000	128,513,000	120,401,000
PEO Name	Mr. Sacks	Mr. Sacks	Mr. Sacks	Mr. Sacks
Non-PEO NEO Average Total Compensation Amount, Excluding the impact of the modification related to the Amended Holdings Award Interests		$ 3,578,527
Non-PEO NEO Average Compensation Actually Paid Amount, Excluding the impact of the modification related to the Amended Holdings Award Interests		4,086,731
Measure:: 1
Pay vs Performance Disclosure
Name	Fee-Related Earnings
Non-GAAP Measure Description
(5)
Our company-selected measure is Fee-Related Earnings. Fee-Related Earnings is described under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures—Fee-Related Revenue and Fee Related Earnings” in our Annual Report on Form 10-K. For a reconciliation of non-GAAP measures to the corresponding GAAP measures, please see Appendix A: Reconciliation of Non-GAAP Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Fee-Paying Assets Under Management
Measure:: 5
Pay vs Performance Disclosure
Name	Fund Performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,547,227)	(20,211,097)	(1,702,736)	(5,150,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,169,294	3,205,508	1,420,195	2,677,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,869	276,406	(380,516)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	747,590	17,155,068	92,403	1,608,266
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,350,081	100,338	(51,800)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,720	$ 90,061	$ 72,000	$ 68,850